[Chapman and Cutler LLP Letterhead]

July 18, 2025

Division of Investment Management

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23108)

To Whom It May Concern:

On behalf of the Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 364 and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 369 to the Registrant’s registration statement on Form N-1A (the “Amendment”) for the purpose of registering shares of Amplify Ethereum 3% Monthly Option Income ETF under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

	By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure